Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Goodwill [Line Items]
Balance	¥ 857,145		¥ 869,421
Increase in goodwill related to acquisition			5,266
Foreign currency translation adjustments	53,461		(17,542)
Impairment provided	(354,039)	$ (49,865)	0	¥ 0
Balance	556,567	$ 78,391	857,145	869,421
Color Cosmetics Brands
Goodwill [Line Items]
Balance	25,862		20,596
Increase in goodwill related to acquisition			5,266
Balance	25,862		25,862	20,596
Skincare Brands [Member]
Goodwill [Line Items]
Balance	831,283		848,825
Foreign currency translation adjustments	53,461		(17,542)
Impairment provided	(354,039)
Balance	¥ 530,705		¥ 831,283	¥ 848,825